Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Financial Instruments by Category	Financial instruments by category

		12.31.2020
	Note	Amortized cost	Fair value through other comprehensive income	Fair value through profit or loss	Total
Assets
Cash and cash equivalents	6	1,883.1	—	—	1,883.1
Financial investments	7	51.8	513.0	304.4	869.2
Guarantee Deposits		1.7	—	—	1.7
Collateralized accounts receivable		13.9	—	—	13.9
Contract assets	31	461.8	—	—	461.8
Trade accounts receivable, net	8	203.4	—	—	203.4
Customer and commercial financing		29.9	—	—	29.9
Derivative financial instruments	9	—	—	9.6	9.6
Other Assets	11	52.0	—	—	52.0

		2,697.6	513.0	314.0	3,524.6

Liabilities
Loans and financing	20	4,448.0	—	—	4,448.0
Trade accounts payable and other liabilities		772.3	22.2	—	794.5
Lease liability	16	64.7	—	—	64.7
Financial guarantee and of residual value	24	34.6	—	86.2	120.8
Derivative financial instruments	9	—	—	9.9	9.9
Other liabilities		213.0	—	—	213.0

		5,532.6	22.2	96.1	5,650.9

		12.31.2019
	Note	Amortized cost	Fair value through profit or loss	Total
Assets
Cash and cash equivalents	6	855.2	—	855.2
Financial investments	7	—	424.7	424.7
Guarantee Deposits		0.6	—	0.6
Collateralized accounts receivable		17.6	—	17.6
Contract assets	31	461.9	—	461.9
Trade accounts receivable, net	8	149.4	—	149.4
Derivative financial instruments	9	—	2.1	2.1
Other Assets	11	34.5	—	34.5

		1,519.2	426.8	1,946.0

Liabilities
Loans and financing	20	91.0	—	91.0
Trade accounts payable and other liabilities		550.8	—	550.8
Lease liability	16	38.6	—	38.6
Derivative financial instruments	9	—	4.5	4.5
Other liabilities		128.7	—	128.7

		809.1	4.5	813.6

Summary of Financial Instruments
As of December 31, 2019, the following financial assets and liabilities were included in the group of assets and liabilities held for sale (Note 5):

	Classification and measurement			Carrying amounts and fair value comparison
	Amortized cost	Fair value throguh profit or loss	Fair value hierarchy	Book value	Fair value
Financial assets
Cash and cash equivalents	1,452.5	—		1,452.5	1,452.5
Financial investments	47.5	—		47.5	—

Corporate bonds - 2.4% p.a. maturing on 2022	47.5	—		47.5	—
Trade accounts receivable, net of expected credit losses of US$ 30.0	144.6	—		144.6	144.6
Customer and commercial financing	10.7	—		10.7	10.7
Guarantee deposits	0.5	—		0.5	0.5
Other assets	111.6	—		111.6	111.6
Financial liabilities
Loans and financing	3,301.3	—		3,301.3	3,614.1

Bonds – US$, maturing on 2020 to 2027	2,949.9	—		2,949.9	3,264.5
Working capital – US$, maturing on 2021 to 2030	325.4	—		325.4	323.4
Working capital – EUR, maturing on 2023 to 2026	20.6	—		20.6	20.6
Bonds – US$, maturing on 2030	5.4	—		5.4	5.6
Lease liability	9.4	—		9.4	9.4
Trade accounts payable	474.7	—		474.7	474.7
Residual value guarantee	—	129.6	Level 3	129.6	129.6
Other payables	132.5	—		132.5	132.5

Summary of Fair Value of Liabilities Measurement Using Significant Unobservable Inputs
The following table lists the Company’s financial assets and liabilities by level within the fair value hierarchy. The Company’s assessment of the significance of an input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. On December 31, 2020, there were no changes in the fair value methodology of the financial instruments and, therefore, there were no transfers between levels.

		12.31.2020
	Note	Level 2	Level 3	Total	Fair value of the other financial instruments	Fair value	Book value
Assets
Cash and cash equivalents	6	—	—	—	1,883.1	1,883.1	1,883.1
Financial investments	7	761.5	55.9	817.4	51.8	869.2	869.2
Guarantee Deposits		—	—	—	1.7	1.7	1.7
Collateralized accounts receivable		—	—	—	13.9	13.9	13.9
Contract assets	31	—	—	—	461.8	461.8	461.8
Trade accounts receivable, net	8	—	—	—	203.4	203.4	203.4
Customer and commercial financing		—	—	—	36.3	36.3	29.9
Derivative financial instruments	9	9.6	—	9.6	—	9.6	9.6
Other Assets	11	—	—	—	52.0	52.0	52.0

		771.1	55.9	827.0	2,704.0	3,531.0	3,524.6

Liabilities
Loans and financing	20	—	—	—	4,448.0	4,319.7	4,448.0
Trade accounts payable and other liabilities		—	22.2	22.2	772.3	794.5	794.5
Lease liability	16	—	—	—	64.7	64.7	64.7
Financial guarantee and of residual value	24	—	86.2	86.2	34.6	120.8	120.8
Derivative financial instruments	9	9.9	—	9.9	—	9.9	9.9
Other liabilities		—	—	—	213.0	213.0	213.0

		9.9	108.4	118.3	5,532.6	5,522.6	5,650.9

		12.31.2019
	Note	Level 2	Level 3	Total	Fair value of the other financial instruments	Fair value	Book value
Assets
Cash and cash equivalents	6	—	—	—	855.2	855.2	855.2
Financial investments	7	364.1	60.6	424.7	—	424.7	424.7
Guarantee Deposits		—	—	—	0.6	0.6	0.6
Collateralized accounts receivable		—	—	—	17.6	17.6	17.6
Contract assets	31	—	—	—	461.9	461.9	461.9
Trade accounts receivable, net	8	—	—	—	149.4	149.4	149.4
Derivative financial instruments	9	2.1	—	2.1	—	2.1	2.1
Other assets	11	—	—	—	34.5	34.5	34.5

		366.2	60.6	426.8	1,519.2	1,946.0	1,946.0

Liabilities
Loans and financing	20	—	—	—	91.0	85.1	91.0
Trade accounts payable and other liabilities		—	—	—	550.8	550.8	550.8
Lease liability	16	—	—	—	38.6	38.6	38.6
Derivative financial instruments	9	4.5	—	4.5	—	4.5	4.5
Other liabilities		—	—	—	128.7	128.7	128.7

		4.5	—	4.5	809.1	807.7	813.6

	Fair value of financial instruments using significant unobservable inputs (level 3)
	Assets	Liabilities
At 12.31.2018	59.9	125.4

Changes in fair value	0.7	4.2
Reclassification to held for sale	—	(129.6)

At 12.31.2019	60.6	—

Additions	—	22.2
Changes in fair value	(4.1)	(9.7)
Exchange variation	(0.6)	—
Reclassification	—	(33.7)
Reclassification from held for sale	—	129.6

At 12.31.2020	55.9	108.4

Summary of Company's Financial Assets and Liabilities

	Fair value of financial instruments using significant unobservable inputs (level 3)
	Assets	Liabilities
At 12.31.2018	59.9	125.4

Changes in fair value	0.7	4.2
Reclassification to held for sale	—	(129.6)

At 12.31.2019	60.6	—

Additions	—	22.2
Changes in fair value	(4.1)	(9.7)
Exchange variation	(0.6)	—
Reclassification	—	(33.7)
Reclassification from held for sale	—	129.6

At 12.31.2020	55.9	108.4

Summary of Additional Information Related to Authorization of Undiscounted Contractual Obligations and Commercial Commitments
The following table provides additional information related to undiscounted contractual obligations and commercial commitments and their respective maturities:

	Cash Flow	Less than one year	One to three years	Three to five years	More than five years
At December 31, 2020
Loans and financing	5,749.5	568.0	1,591.6	1,666.1	1,923.8
Trade accounts payable	502.3	502.3	—	—	—
Recourse and non recourse debt	13.9	4.2	6.5	3.2	—
Financial guarantees	125.2	42.6	44.1	36.6	1.9
Lease liability	64.7	10.1	19.4	11.9	23.3
Other liabilities	212.8	11.4	49.5	134.5	17.4

Total	6,668.4	1,138.6	1,711.1	1,852.3	1,966.4

At December 31, 2019	Cash Flow	Less than one year	One to three years	Three to five years	More than five years
Included in the statement of financial position

Loans and financing (restated*)	102.7	15.8	42.7	10.5	33.7
Trade accounts payable	358.0	358.0	—	—	—
Lease liability	38.6	7.5	12.1	5.0	14.0
Recourse and non recourse debt	17.6	4.0	7.9	4.4	1.3
Other liabilities (restated*)	128.7	3.3	52.8	70.9	1.7

Subtotal	645.6	388.6	115.5	90.8	50.7

Included in assets and liabilities held for sale (Note 5)

Loans and financing	4,141.3	330.8	1,012.5	781.4	2,016.6
Trade accounts payable	474.7	474.7	—	—	—
Lease liability	9.4	2.3	5.6	0.7	0.8
Financial guarantee and residual value guarantee	140.3	30.8	50.5	47.0	12.0
Other liabilities	132.5	127.3	5.2	—	—

Subtotal	4,898.2	965.9	1,073.8	829.1	2,029.4

Total cash flows	5,543.8	1,354.5	1,189.3	919.9	2,080.1

*
Total cash flows of the loans and financing and other liabilities included in the statement of financial position as of December 31, 2019, previously reported in the total amounts of US$ 145.8 and US$ 128.1, respectively, has been reviewed and restated by the Company to reflect the correct future cash flows under the firm contractual obligations and commercial commitments as of that reporting period.

Summary of Company's Cash, Cash Equivalents, Financial Investments and Loans and Financing
At December 31, 2020, the Company’s cash, cash equivalents, financial investments and loans and financing were indexed as follows:

Without derivative effect	Pre-fixed		Post-fixed		Total
	Amount	%	Amount	%	Amount	%
Cash, cash equivalents and financial investments	2,610.3	94.84%	142.1	5.16%	2,752.4	100.00%
Loans and financing	3,577.0	80.42%	871.0	19.58%	4,448.0	100.00%

With derivative effect	Pre-fixed		Post-fixed		Total
	Amount	%	Amount	%	Amount	%
Cash, cash equivalents and financial investments	2,610.3	94.84%	142.1	5.16%	2,752.4	100.00%
Loans and financing	3,969.2	89.24%	478.8	10.76%	4,448.0	100.00%

Summary of Company's Cash Equivalents and Post Fixed Financing
At December 31, 2020, the Company’s cash equivalents and post -fixed financing were indexed as follows:

	Without derivative effect		With derivative effect
	Amount	%	Amount	%
Cash equivalents and financial investments	78.8	100.00%	78.8	100.00%
CDI	78.8	100.00%	78.8	100.00%

Loans and financing	870.8	100.01%	478.6	100.00%
TJLP	0.4	0.05%	0.4	0.08%
Libor	781.0	89.69%	417.2	87.18%
CDI	53.0	6.09%	24.6	5.14%
SIFMA	32.9	3.78%	32.9	6.87%
IPCA	3.5	0.40%	3.5	0.73%

Summary of Changes In Foreign Exchange Rates
At December 31, 2020, the Company had the following amounts of financial assets and liabilities denominated in several currencies:

	12.31.2020	12.31.2019
Loans and financing
Brazilian reais	83.4	43.1
U.S. dollars	4,342.2	47.9
Euro	22.4	—

	4,448.0	91.0

Trade accounts payable
Brazilian reais	54.3	73.3
U.S. dollars	385.6	248.0
Euro	61.1	35.3
Other currencies	1.3	1.4

	502.3	358.0

Total (1)	4,950.3	449.0

Cash and cash equivalents and financial investments
Brazilian reais	89.5	128.7
U.S. dollars	2,617.6	1,044.0
Euro	42.8	105.7
Other currencies	2.4	1.5

	2,752.3	1,279.9

Trade accounts receivable:
Brazilian reais	6.5	6.3
U.S. dollars	173.7	120.0
Euro	23.2	23.1

	203.4	149.4

Total (2)	2,955.7	1,429.3

Net exposure (1 - 2):
Brazilian reais	41.7	(18.6)
U.S. dollars	1,936.5	(868.1)
Euro	17.5	(93.5)
Other currencies	(1.1)	(0.1)

Summary of Interest Risk Factor
Interest risk factor

			Additional variations in book balances (*)
	Risk factor	Amounts exposed at 12.31.2020	-50%	-25%	Probable scenario	+25%	+50%
Cash equivalents and financial investments	CDI	78.8	(0.7)	(0.3)	0.1	0.5	0.9
Loans and financing	CDI	(53.0)	(0.5)	(0.2)	0.1	0.4	0.6

Net impact	CDI	25.8	(1.2)	(0.5)	0.2	0.9	1.5

Loans and financing	LIBOR	(781.0)	1.2	0.8	0.5	0.1	(0.3)

Net impact	LIBOR	(781.0)	1.2	0.8	0.5	0.1	(0.3)

Loans and financing	TJLP	(0.4)	—	—	—	—	—

Net impact	TJLP	(0.4)	—	—	—	—	—

Loans and financing	IPCA	(3.5)	0.1	—	—	—	(0.1)

Net impact	IPCA	(3.5)	0.1	—	—	—	(0.1)

Rates considered	CDI	1.90%	1.03%	1.54%	2.05%	2.56%	3.08%
Rates considered	LIBOR 6M	0.26%	0.10%	0.15%	0.20%	0.25%	0.30%
Rates considered	TJLP	4.55%	2.20%	3.29%	4.39%	5.49%	6.59%
Rates considered	IPCA	4.52%	2.49%	3.74%	4.98%	6.23%	7.47%

(*)	The positive and negative variations of 25% and 50% were applied on the rates in effect at 12.31.2020

Summary of Foreign Exchange Risk Factor	Foreign exchange risk factor

			Additional variations in book balances (*)
	Risk factor	Amounts exposed at 12.31.2020	-50%	-25%	Probable scenario	+25%	+50%
Assets		384.8	193.0	97.1	1.2	(94.6)	(190.6)

Cash, cash equivalents and financial investments	R$	89.5	44.9	22.6	0.3	(22.0)	(44.4)
Other assets	R$	295.3	148.1	74.5	0.9	(72.6)	(146.2)

Liabilities		(358.4)	(179.7)	(90.5)	(1.2)	88.1	177.5

Loans and financing	R$	(83.4)	(41.8)	(21.1)	(0.3)	20.5	41.3
Other liabilities	R$	(275.0)	(137.9)	(69.4)	(0.9)	67.6	136.2

Net impact		26.4	13.3	6.6	—	(6.5)	(13.1)

Exchange rate considered		5.1967	2.5900	3.8850	5.1800	6.4750	7.7700

(*)	The positive and negative variations of 25% and 50% were applied on the rates

Summary of Derivative Contracts	Derivative contracts

			Additional variations in book balances (*)
	Risk factor	Amounts exposed at 12.31.2020	-50%	-25%	Probable scenario	+25%	+50%
Derivative Designated as Hedge Accounting
Interest swap - fair value hedge	CDI	0.8	0.1	—	(0.1)	(0.2)	(0.3)
Hedge destinated as cash flow hedge	US$/R$	7.1	43.0	15.6	(4.1)	(16.1)	(33.4)
Hedge desifnated as cash flow hedge	LIBOR	(0.1)	(0.3)	(0.2)	(0.1)	—	0.1
Foreign exchange swap - interest designated as cash flow	CDI	1.4	26.4	13.2	0.2	(12.9)	(26.0)

Other derivatives
Interest swap	LIBOR	(9.7)	(2.9)	(2.0)	(1.0)	(0.1)	0.8
Foreign Exchange option	EUR/US$	0.3	(1.8)	(1.0)	(0.3)	0.5	1.2

Total		(0.2)	64.5	25.6	(5.4)	(28.8)	(57.6)

Rate considered	LIBOR	0.26%	0.10%	0.15%	0.20%	0.25%	0.30%
Rate considered	CDI	1.90%	1.03%	1.54%	2.05%	2.56%	3.08%
Rate considered	US$/R$	5.1967	2.5900	3.8850	5.1800	6.4750	7.7700
Rate considered	EUR/US$	1.2271	0.6050	0.9075	1.2100	1.5125	1.8150

(*)	The positive and negative variations of 25% and 50% were applied on the rates